UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	June 30, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Hans T. Walsh
Title: Vice President and Chief Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Hans T. Walsh   	Camarillo, CA                  July 26, 2006
Report Type (Check only one):
[ ] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[X] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           26
Form 13F Information Table Value Total:       521395
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Allied Capital		COM	01903q108	29140	1012868	SOLE
American States Water	COM	29899101	13408	376104	SOLE
Atmos Energy		COM	49560105	31213	1118350	SOLE
Cedar Fair		LTD PART150185106	3385	127535	SOLE
Dentsply International	COM	249030107	7360	121455	SOLE
Entertainment Ppty B	PFD	29380t303	3666	153400	SOLE
Entertainment PropertiesCOM	29380t105	33194	771055	SOLE
Family Dollar Store	COM	307000109	26355	1078780	SOLE
GATX			COM	361448103	20481	481915	SOLE
HRPT Properties		COM	40426w101	30807	2664923	SOLE
Health Care Property 	COM	421915109	5522	206490	SOLE
Health Care REIT	COM	42217k106	27439	785095	SOLE
Heartland Express	COM	422347104	1074	60000	SOLE
Investors Financial	COM	461915100	26697	594580	SOLE
NBTY 			COM	628782104	21116	883165	SOLE
Pacific Capital Bancorp	COM	69404p101	28031	900745	SOLE
Pentair			COM	709631105	28179	824195	SOLE
Plum Creek Timber	COM	729251108	11710	329866	SOLE
Sonoco 			COM	835495102	30036	948994	SOLE
Total System Services	COM	891906109	14528	754700	SOLE
Trustmark 		COM	898402102	28166	909475	SOLE
Trustreet Properties	COM	898404108	28803	2183670	SOLE
United Dominion Realty	COM	910197102	9889	353065	SOLE
Washington REIT		COM	939653101	15871	432450	SOLE
Weingarten Realty 	COM	948741103	12673	331050	SOLE
iStar Financial		COM	45031u101	32652	864949	SOLE